S000026651 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	181 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.47%	(0.34%)	1.37%
ICE BofA 10+ Year US Corporate Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(1.06%)	(1.71%)	2.24%
iShares 10+ Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		(1.13%)	(1.82%)	2.06%
Performance Inception Date					Dec. 08, 2009
iShares 10+ Year Investment Grade Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.10%)	(3.44%)	0.32%
iShares 10+ Year Investment Grade Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.66%)	(2.00%)	0.84%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns beginning on June 30, 2014 through July 31, 2018 reflect the performance of the Bloomberg U.S. Long Credit Index. Index returns from August 1, 2018 through February 28, 2021 reflect the standard pricing variant of the ICE BofA 10+ Year US Corporate Index, which utilized pricing as of 3pm. Index returns from March 1, 2021 through November 30, 2023 reflect the performance of the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Index returns beginning on December 1, 2023 reflect the performance of the standard pricing variant of the ICE BofA 10+ Year US Corporate Index, which now utilizes pricing as of 4pm, and resulted in a discontinuation of the 4pm pricing variant.